N-4	Apr. 18, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Apr. 18, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	There are no withdrawal charges.			Fee Tables
Transaction Charges

There are no transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees). Advisory fees and other charges may be deducted from Contract Value to pay your financial intermediary.

Fee Tables Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

Fee Tables

Charges Fees and Deductions

Appendix: Funds Available Under the Contract

Charges, Fees and Deductions – Living Benefit Rider Charges

Charges, Fees and Deductions – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees

Additional Information – Loans

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.40%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[2]	2.57%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.95%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $642.66	Highest Annual Cost: $5,191.53

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

[1]  As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

[2]  As a percentage of Fund net assets.

[3] As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily Variable Account Value (for Stepped-Up Death Benefit).

Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals There are no withdrawal charges. Fee Tables
Transaction Charges [Text Block]	Transaction Charges

There are no transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees). Advisory fees and other charges may be deducted from Contract Value to pay your financial intermediary.

Fee Tables

Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees

Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

Fee Tables

Charges Fees and Deductions

Appendix: Funds Available Under the Contract

Charges, Fees and Deductions – Living Benefit Rider Charges

Charges, Fees and Deductions – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees

Additional Information – Loans

ANNUAL FEES

MINIMUM

MAXIMUM

1. Base Contract

0.30%[1]

0.40%[1]

2. Investment Options (Fund fees and expenses)

0.28%[2]

2.57%[2]

3. Optional Benefits (for a single optional benefit, if elected)

0.20%[3]

1.95%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $642.66

Highest Annual Cost: $5,191.53

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

[1]  As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

[2]  As a percentage of Fund net assets.

[3] As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily Variable Account Value (for Stepped-Up Death Benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.40%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.57%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	1.95%	[3]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily Variable Account Value (for Stepped-Up Death Benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $642.66

Highest Annual Cost: $5,191.53

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 642.66
Highest Annual Cost [Dollars]	$ 5,191.53
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS

Risk of Loss	You can lose money by investing in the Contract, including loss of principal and previous earnings.	Principal Risks of Investing in the Contract

Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Funds Available Under the Contract
Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

RESTRICTIONS	LOCATION IN PROSPECTUS
Investments

Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Additional Fund transfer restrictions apply.

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transfers and Market-Timing Restrictions Appendix: Funds Available Under the Contract

RESTRICTIONS	LOCATION IN PROSPECTUS
Optional Benefits

Certain optional living benefits limit or restrict the Investment Options that you may select under the Contract. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit or optional death benefit at any time, including for current Contract Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. You will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

Certain Owners of Qualified Contracts may borrow against their Contracts. Otherwise loans from us are not permitted. You may have only one loan outstanding at any time. The minimum loan amount is $1,000, subject to certain state limitations. The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan. The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount held in the Loan Account to secure your loan will earn a 3% annual return. Therefore, the net amount of interest you will pay on your loan will be 2% annually. Taking a loan may have tax consequences. Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Death Benefits Death Benefit Riders Living Benefit Riders Additional Information – Loans and Qualified Contacts – General Rules Appendix: Funds Available Under the Contract

TAXES	LOCATION IN PROSPECTUS

Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½. Tax consequences for loans and withdrawals generally differ.

Federal Tax Issues Principal Risks of Investing in the Contract – Tax Consequences

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Some financial professionals may receive compensation for selling this Contract to you in the form of advisory fees, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment.

Distribution Arrangements
Exchanges

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Replacement of Life Insurance or Annuities

Investment Restrictions [Text Block]	Investments

Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Additional Fund transfer restrictions apply.

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transfers and Market-Timing Restrictions

	Appendix: Funds Available Under the Contract
Optional Benefit Restrictions [Text Block]	Optional Benefits

Certain optional living benefits limit or restrict the Investment Options that you may select under the Contract. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit or optional death benefit at any time, including for current Contract Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. You will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

Certain Owners of Qualified Contracts may borrow against their Contracts. Otherwise loans from us are not permitted. You may have only one loan outstanding at any time. The minimum loan amount is $1,000, subject to certain state limitations. The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan. The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount held in the Loan Account to secure your loan will earn a 3% annual return. Therefore, the net amount of interest you will pay on your loan will be 2% annually. Taking a loan may have tax consequences. Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Death Benefits

Death Benefit Riders

Living Benefit Riders

Additional Information – Loans and Qualified Contacts – General Rules

	Appendix: Funds Available Under the Contract
Tax Implications [Text Block]	Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½. Tax consequences for loans and withdrawals generally differ.

Federal Tax Issues

Principal Risks of Investing in the Contract – Tax Consequences

Investment Professional Compensation [Text Block]	Investment Professional Compensation

Some financial professionals may receive compensation for selling this Contract to you in the form of advisory fees, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment.

Distribution Arrangements

Exchanges [Text Block]	Exchanges

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Replacement of Life Insurance or Annuities

Item 4. Fee Table [Text Block]

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from, the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from the Contract. State premium taxes may also be deducted.

The fees and expenses below do not reflect an advisory fee paid to your financial professional, which are deducted from the Contract Value or other assets. If such charges are reflected, the fees and expenses would be higher.

Transaction Expenses

Maximum Withdrawal Charge	None

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). You will pay additional charges for the required optional benefit, as shown below. Please be advised that some of the optional benefits listed in the table below may be no longer available for purchase. Please see the APPENDIX: OPTIONAL RIDERS NOT AVAILABLE FOR PURCHASE section for more information.

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value)[1,2]	0.30%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)
Future Income Generator (Single)[3]	2.50%
Future Income Generator (Joint)[3]	2.75%
Enhanced Income Select 2 (Single)[3]	2.50%
Enhanced Income Select 2 (Joint)[3]	2.75%
Core Protect Plus (Single)	2.50%
Core Protect Plus (Joint)	2.75%
Enhanced Income Select (Single)	2.25%
Enhanced Income Select (Joint)	2.75%
CoreIncome Advantage 4 Select (Single)	1.00%
CoreIncome Advantage 4 Select (Joint)	1.50%
CoreIncome Advantage Select (Single)	2.00%
CoreIncome Advantage Select (Joint)	2.50%
Income Access Select	2.75%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Guaranteed Protection Amount)
Guaranteed Protection Advantage 3 Select	2.25%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Charge Base)
Protected Investment Benefit (5 Year Option)	2.50%
Protected Investment Benefit (10 Year Option)	2.50%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Protected Base)
Investment Guard (5-Year Option)	3.50%
Investment Guard (7-Year Option)	3.50%
Investment Guard (10-Year Option)	3.50%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Stepped-Up Death Benefit	0.20%
Loan Expenses
Loan Interest Rate (net)[4]	2.00%

[1] If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

[2] This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[3] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

[4] As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.28%	2.57%

Examples

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. The Example does not account for withdrawals from your Contract Value or other assets to pay advisory fees. If these were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:

1 Year	3 Years	5 Years	10 Years
$9,449	$28,492	$47,668	$95,706

Transaction Expenses [Table Text Block]	Transaction Expenses

Maximum Withdrawal Charge	None

Other Transaction Fee, Maximum [Dollars]
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value)[1,2]	0.30%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)
Future Income Generator (Single)[3]	2.50%
Future Income Generator (Joint)[3]	2.75%
Enhanced Income Select 2 (Single)[3]	2.50%
Enhanced Income Select 2 (Joint)[3]	2.75%
Core Protect Plus (Single)	2.50%
Core Protect Plus (Joint)	2.75%
Enhanced Income Select (Single)	2.25%
Enhanced Income Select (Joint)	2.75%
CoreIncome Advantage 4 Select (Single)	1.00%
CoreIncome Advantage 4 Select (Joint)	1.50%
CoreIncome Advantage Select (Single)	2.00%
CoreIncome Advantage Select (Joint)	2.50%
Income Access Select	2.75%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Guaranteed Protection Amount)
Guaranteed Protection Advantage 3 Select	2.25%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Charge Base)
Protected Investment Benefit (5 Year Option)	2.50%
Protected Investment Benefit (10 Year Option)	2.50%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Protected Base)
Investment Guard (5-Year Option)	3.50%
Investment Guard (7-Year Option)	3.50%
Investment Guard (10-Year Option)	3.50%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Stepped-Up Death Benefit	0.20%
Loan Expenses
Loan Interest Rate (net)[4]	2.00%

[1] If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

[2] This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[3] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

[4] As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.30%	[4],[5]
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.28%	2.57%

Portfolio Company Expenses Minimum [Percent]	0.28%
Portfolio Company Expenses Maximum [Percent]	2.57%
Surrender Example [Table Text Block]	● If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:

1 Year	3 Years	5 Years	10 Years
$9,449	$28,492	$47,668	$95,706

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,449
Surrender Expense, 3 Years, Maximum [Dollars]	28,492
Surrender Expense, 5 Years, Maximum [Dollars]	47,668
Surrender Expense, 10 Years, Maximum [Dollars]	$ 95,706
Annuitize Example [Table Text Block]	● If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:

1 Year	3 Years	5 Years	10 Years
$9,449	$28,492	$47,668	$95,706

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,449
Annuitized Expense, 3 Years, Maximum [Dollars]	28,492
Annuitized Expense, 5 Years, Maximum [Dollars]	47,668
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 95,706
No Surrender Example [Table Text Block]	● If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:

1 Year	3 Years	5 Years	10 Years
$9,449	$28,492	$47,668	$95,706

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,449
No Surrender Expense, 3 Years, Maximum [Dollars]	28,492
No Surrender Expense, 5 Years, Maximum [Dollars]	47,668
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 95,706
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss

You can lose money by investing in this Contract, including loss of principal. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Unsuitable as Short-Term Savings Vehicle

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Withdrawal Risks

This Contract may not be the right one for you if you need to withdraw money for short-term needs, because tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59 1/2 (Future Income Generation Single and Joint, Enhanced Income Select 2 Single and Joint, Enhanced Income Select Single and Joint, CoreIncome Advantage 4 Select Single and Joint) or 65 (Core Protect Plus Single and Joint, CoreIncome Advantage Select Single and Joint) years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

Risks Associated with Variable Investment Options

You should consider the Contract’s investment and income benefits, as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Contract, including loss of principal. You bear the risk of any Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives.

If you choose an optional living benefit rider, you must follow the investment allocation requirements for the rider during the entire time that you own the rider. Owning an optional living benefit rider may limit the Investment Options available to you and failure to follow the investment allocation requirements may result in a failure to receive the benefits under the rider. The allowable Investment

Options may seek to minimize risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders.

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations , guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Advisory Fees

Authorized advisory fees to pay for advisory services from your financial professional are withdrawn from your Contract Value. Such withdrawals will reduce the death benefit under the Contract, may impact the benefits offered by an optional rider, and may be subject to federal and state income taxes and a 10% federal tax penalty.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging

Allows you to transfer between Variable Investment Options in a series of regular purchases instead of in a single purchase which allows you to average the purchase prices over time, and may permit a “smoothing” of abrupt peaks and drops in price.

		No Charge	● Amounts can only be transferred to one or more Variable Investment Options. ● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date.
Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge	● Rebalancing can be made quarterly, semi-annually, or annually. ● Only available prior to the Annuity Date. ● Only Variable Investment Options are available for rebalancing.
Earnings Sweep	Allows you to automatically transfer your earnings from the Fidelity VIP Government Money Market to one or more Variable Investment Options.	No Charge

● Transfers can occur monthly, quarterly, semi-annually, or annually.

● Can only have one earnings sweep program in effect at one time.

● If withdrawals occur during a period, we will assume that the withdrawal was taken from earnings and will reduce the amount transferred during the period.

Death Benefit Amount	Provides a death benefit equal to the greater of the Contract Value or total Purchase Payments adjusted for withdrawals.	No Charge

● Poor investment performance could reduce the death benefit amount.

● Withdrawals (including withdrawals to pay advisory fees) will reduce the death benefit amount and adjust the total amount of Purchase Payments on a pro rata basis. The reduction may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization.

Standard Benefits (Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Loans	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.

5% Fixed Annual Rate (The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount held in the Loan Account to secure your loan will earn a 3% annual return. The net amount of interest you will pay on your loan will be 2% annually)

● Not available to all Contract Owners.

● You may have only one loan outstanding at any time.

● The minimum loan amount is $1,000, subject to certain state limitations.

● The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

● Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Future Income Generator (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Future Income Generator (Joint)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market	2.75% (as a percentage of Protected	● Available only at Contract purchase. ● Both Designated Lives must be 85 or younger at purchase.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
	performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.	Payment Base)

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused annual allowable annual withdrawal amount from the prior Contract Year may be carried over only to the next year.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
● May not voluntarily terminate the rider. ● Benefit and benefit charges terminate upon annuitization.
Enhanced Income Select 2 (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount from the prior Contract Year may only be carried over to the next year.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Core Protect Plus (Single)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.	2.50% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● On or after age 65, Lifetime withdrawals are available once the benefit balance is reduced to zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Core Protect Plus (Joint)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.	2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● On or after age 65, Lifetime withdrawals are available once the benefit balance is reduced to zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Enhanced Income Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.

2.25% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Enhanced Income Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.

2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

CoreIncome Advantage Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.00% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● The Owner/Annuitant must be the Designated Life and be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Loans are not allowed while rider is in effect.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 65.

● Taking a withdrawal before 65 or a withdrawal that exceeds the annual withdrawal amount after 65 may adversely affect the benefits provided, including failure to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.50% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● Owners/Annuitants must be the Designated Lives, and both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Loans are not allowed while rider is in effect.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 65.

● Taking a withdrawal before the youngest Designated Life is age 65 or a withdrawal that exceeds the annual withdrawal amount after the youngest Designated Life is age 65 may adversely affect the benefits provided, including failure to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

terminate upon annuitization.

CoreIncome Advantage 4 Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

1.00% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

CoreIncome Advantage 4 Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

1.50% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Income Access Select

This benefit focuses on providing withdrawals benefits, regardless of market performance, until a protected amount is zero. Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Does not provide lifetime withdrawal benefits.

● Must follow investment allocation requirements.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Investment Guard (5-Year Option) – 10% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 5-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● May choose only one Buffer Percentage and cannot change during the Term of the rider.

● Age of the Owner and Annuitant on

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

the date of purchase is lesser of 85 years or 5 years from the maximum annuitization age at time of purchase.

● The rider’s effective date is at least 5 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (7-Year Option) – 10% Buffer and 15% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 7-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 7 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 7 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, and 20% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 10-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 10 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 10 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Protected Investment Benefit	This benefit may add an additional	2.50% (as a	● No longer available for purchase/.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
(5 Year Option)	amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 5-year term.	percentage of Charge Base)

● Age of the Owner and Annuitant on the date of purchase is 85 or younger.

● The rider’s effective date is at least 5 years before your selected Annuity Date.

● Amount protected is 90% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value and may reduce the benefit provided.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● There is a chance that at the end of a term, no additional amount will be added to the Contract Value.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Protected Investment Benefit (10 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 10-year term.	2.50% (as a percentage of Charge Base)

● No longer available for purchase.

● Age of the Owner and Annuitant on the date of purchase is 85 or younger.

● The rider’s effective date is at least 10 years before your selected Annuity Date.

● Amount protected is 105% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value and may reduce the benefit provided.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● There is a chance at the end of a term, no additional amount will be added to the Contract Value.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Guaranteed Protection Advantage 3 Select	This benefit may add an additional amount to the Contract Value if the	2.25% (as a percentage of	● No longer available for purchase. ● Must follow investment allocation

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
	Contract Value is less than the protected amount at the end of a 10-year term.	Guaranteed Protection Amount)

requirements.

● You may only have one guaranteed minimum accumulation benefit in effect at the same time.

● The protected amount is only increased by additional purchase payments made in the first year of a term; withdrawals will reduce the protected amount on a pro rata basis.

● Can step-up the protected amount starting on the third benefit anniversary.

● There is a chance that at the end of a term, no additional amount will be added to the Contract Value.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

Stepped-Up Death Benefit

This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this benefit. Provides for step-ups to increase the death benefit amount under this benefit.

0.20% (as a percentage of average daily Variable Account Value)

● Available only at contract purchase.

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Step-ups stop on the Contract Anniversary prior to the oldest owner or annuitant reaching age 81.

● All Owners and Annuitants must be 75 or younger on the Contract Date.

● This benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Benefits Available [Table Text Block]

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging

Allows you to transfer between Variable Investment Options in a series of regular purchases instead of in a single purchase which allows you to average the purchase prices over time, and may permit a “smoothing” of abrupt peaks and drops in price.

		No Charge	● Amounts can only be transferred to one or more Variable Investment Options. ● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date.
Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge	● Rebalancing can be made quarterly, semi-annually, or annually. ● Only available prior to the Annuity Date. ● Only Variable Investment Options are available for rebalancing.
Earnings Sweep	Allows you to automatically transfer your earnings from the Fidelity VIP Government Money Market to one or more Variable Investment Options.	No Charge

● Transfers can occur monthly, quarterly, semi-annually, or annually.

● Can only have one earnings sweep program in effect at one time.

● If withdrawals occur during a period, we will assume that the withdrawal was taken from earnings and will reduce the amount transferred during the period.

Death Benefit Amount	Provides a death benefit equal to the greater of the Contract Value or total Purchase Payments adjusted for withdrawals.	No Charge

● Poor investment performance could reduce the death benefit amount.

● Withdrawals (including withdrawals to pay advisory fees) will reduce the death benefit amount and adjust the total amount of Purchase Payments on a pro rata basis. The reduction may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization.

Standard Benefits (Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Loans	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.

5% Fixed Annual Rate (The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount held in the Loan Account to secure your loan will earn a 3% annual return. The net amount of interest you will pay on your loan will be 2% annually)

● Not available to all Contract Owners.

● You may have only one loan outstanding at any time.

● The minimum loan amount is $1,000, subject to certain state limitations.

● The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

● Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Future Income Generator (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Future Income Generator (Joint)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market	2.75% (as a percentage of Protected	● Available only at Contract purchase. ● Both Designated Lives must be 85 or younger at purchase.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
	performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.	Payment Base)

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused annual allowable annual withdrawal amount from the prior Contract Year may be carried over only to the next year.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
● May not voluntarily terminate the rider. ● Benefit and benefit charges terminate upon annuitization.
Enhanced Income Select 2 (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount from the prior Contract Year may only be carried over to the next year.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Core Protect Plus (Single)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.	2.50% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● On or after age 65, Lifetime withdrawals are available once the benefit balance is reduced to zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Core Protect Plus (Joint)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.	2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● On or after age 65, Lifetime withdrawals are available once the benefit balance is reduced to zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Enhanced Income Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.

2.25% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Enhanced Income Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.

2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

CoreIncome Advantage Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.00% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● The Owner/Annuitant must be the Designated Life and be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Loans are not allowed while rider is in effect.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 65.

● Taking a withdrawal before 65 or a withdrawal that exceeds the annual withdrawal amount after 65 may adversely affect the benefits provided, including failure to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.50% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● Owners/Annuitants must be the Designated Lives, and both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Loans are not allowed while rider is in effect.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 65.

● Taking a withdrawal before the youngest Designated Life is age 65 or a withdrawal that exceeds the annual withdrawal amount after the youngest Designated Life is age 65 may adversely affect the benefits provided, including failure to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

terminate upon annuitization.

CoreIncome Advantage 4 Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

1.00% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

CoreIncome Advantage 4 Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

1.50% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Income Access Select

This benefit focuses on providing withdrawals benefits, regardless of market performance, until a protected amount is zero. Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Does not provide lifetime withdrawal benefits.

● Must follow investment allocation requirements.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Investment Guard (5-Year Option) – 10% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 5-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● May choose only one Buffer Percentage and cannot change during the Term of the rider.

● Age of the Owner and Annuitant on

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

the date of purchase is lesser of 85 years or 5 years from the maximum annuitization age at time of purchase.

● The rider’s effective date is at least 5 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (7-Year Option) – 10% Buffer and 15% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 7-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 7 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 7 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, and 20% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 10-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 10 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 10 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Protected Investment Benefit	This benefit may add an additional	2.50% (as a	● No longer available for purchase/.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
(5 Year Option)	amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 5-year term.	percentage of Charge Base)

● Age of the Owner and Annuitant on the date of purchase is 85 or younger.

● The rider’s effective date is at least 5 years before your selected Annuity Date.

● Amount protected is 90% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value and may reduce the benefit provided.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● There is a chance that at the end of a term, no additional amount will be added to the Contract Value.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Protected Investment Benefit (10 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 10-year term.	2.50% (as a percentage of Charge Base)

● No longer available for purchase.

● Age of the Owner and Annuitant on the date of purchase is 85 or younger.

● The rider’s effective date is at least 10 years before your selected Annuity Date.

● Amount protected is 105% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value and may reduce the benefit provided.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● There is a chance at the end of a term, no additional amount will be added to the Contract Value.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Guaranteed Protection Advantage 3 Select	This benefit may add an additional amount to the Contract Value if the	2.25% (as a percentage of	● No longer available for purchase. ● Must follow investment allocation

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
	Contract Value is less than the protected amount at the end of a 10-year term.	Guaranteed Protection Amount)

requirements.

● You may only have one guaranteed minimum accumulation benefit in effect at the same time.

● The protected amount is only increased by additional purchase payments made in the first year of a term; withdrawals will reduce the protected amount on a pro rata basis.

● Can step-up the protected amount starting on the third benefit anniversary.

● There is a chance that at the end of a term, no additional amount will be added to the Contract Value.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

Stepped-Up Death Benefit

This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this benefit. Provides for step-ups to increase the death benefit amount under this benefit.

0.20% (as a percentage of average daily Variable Account Value)

● Available only at contract purchase.

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Step-ups stop on the Contract Anniversary prior to the oldest owner or annuitant reaching age 81.

● All Owners and Annuitants must be 75 or younger on the Contract Date.

● This benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at PacificLife.com/Prospectuses. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below. Availability of Funds may vary by financial intermediary. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS American High-Income Trust Class 4 ; Capital Research and Management Company℠	0.82%[1]	12.18%	5.84%	4.15%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4 ; Capital Research and Management Company℠	0.80%	14.02%	8.92%	6.98%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 4 ; Capital Research and Management Company℠	0.78%[1]	8.75%	7.18%	-
Provide you with long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 4 ; Capital Research and Management Company℠	0.91%[1]	20.65%	10.07%	7.36%
Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 4 ; Capital Research and Management Company℠	0.98%	5.89%	-0.56%	0.12%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds IS Global Balanced Fund Class 4 ; Capital Research and Management Company℠	1.02%[1]	13.45%	7.16%	5.20%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 4 ; Capital Research and Management Company℠	0.91%[1]	22.29%	13.36%	9.30%
Provide long-term growth of capital.	American Funds IS Global Small Capitalization Fund Class 4 ; Capital Research and Management Company℠	1.16%[1]	15.79%	8.03%	5.51%
Provide growth of capital.	American Funds IS Growth Fund Class 4 ; Capital Research and Management Company℠	0.84%	38.13%	18.38%	14.07%
Seeks to provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 4 ; Capital Research and Management Company℠	0.78%	25.82%	13.08%	10.63%
Provide long-term growth of capital.	American Funds IS International Fund Class 4 ; Capital Research and Management Company℠	1.03%	15.56%	4.58%	3.15%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 4 ; Capital Research and Management Company℠	1.06%	15.66%	5.86%	3.06%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2 ; Capital Research and Management Company℠	0.90%[1]	10.23%	5.91%	4.74%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 4 ; Capital Research and Management Company℠	1.07%[1]	15.67%	8.37%	4.43%
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 4 ; Capital Research and Management Company℠	0.73%[1]	4.72%	1.62%	1.83%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 4 ; Capital Research and Management Company℠	0.76%[1]	2.62%	0.79%	1.27%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 4 ; Capital Research and Management Company℠	0.77%[1]	16.97%	12.33%	9.64%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I ; BlackRock Advisors, LLC	0.31%[1]	15.62%	8.95%	-
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III ; BlackRock Advisors, LLC	1.02%[1]	12.49%	7.39%	4.63%
Seeks long-term capital appreciation.	Fidelity VIP Contrafund® Portfolio Service Class 2 ; Fidelity Management & Research Company LLC	0.81%	33.12%	16.36%	11.33%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2 ; Fidelity Management & Research Company LLC	0.86%[1]	14.08%	8.43%	6.10%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class ; Fidelity Management & Research Company LLC	0.37%	4.79%	1.66%	1.05%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2 ; Fidelity Management & Research Company LLC	0.90%	9.18%	3.47%	3.10%
Seeks to provide total return.	First Trust Dorsey Wright Tactical Core Portfolio Class I ; First Trust Advisors L.P.	1.30%[1]	11.28%	7.15%	-
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I ; First Trust Advisors L.P.	1.19%	10.51%	7.23%	6.53%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4 ; Franklin Advisers, Inc.	0.92%[1]	14.62%	7.44%	4.64%
To maximize income while maintain prospects for capital appreciation.	Franklin Income VIP Fund Class 2 ; Franklin Advisers, Inc.	0.71%[1]	8.62%	6.98%	5.01%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund Class 2 ; Franklin Mutual Advisers, LLC	1.15%	20.31%	10.16%	5.98%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 2 ; Franklin Advisers, Inc.	0.90%[1]	12.08%	13.75%	10.23%
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund Series II ; Invesco Advisers, Inc.	1.25%[1]	20.64%	8.43%	3.57%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund Series II ; Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
Seeks capital appreciation.	Invesco V.I. Global Fund Series II ; Invesco Advisers, Inc.	1.07%	34.45%	12.02%	8.21%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II ; Invesco Advisers, Inc.	1.13%[1]	6.40%	4.66%	3.79%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund Series II ; Invesco Advisers, Inc.	1.27%	8.82%	1.85%	2.84%
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II ; Invesco Advisers, Inc.	0.96%[1]	23.18%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II ; Invesco Advisers, Inc.	0.96%[1]	36.87%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II ; Invesco Advisers, Inc.	0.96%[1]	36.03%	-	-

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II ; Invesco Advisers, Inc.	0.96%[1]	33.90%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - December Series II ; Invesco Advisers, Inc.	0.96%[1]	18.95%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - June Series II ; Invesco Advisers, Inc.	0.96%[1]	18.95%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - March Series II ; Invesco Advisers, Inc.	0.96%[1]	20.25%	-	-

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - September Series II ; Invesco Advisers, Inc.	0.96%[1]	20.05%	-	-
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares ; Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio Service Shares ; Janus Henderson Investors US LLC	0.82%[1]	5.29%	1.55%	1.66%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Portfolio Class VC ; Lord Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Total Return Portfolio Class VC ; Lord Abbett & Co. LLC	0.71%	6.34%	1.12%	1.83%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Service Class[2] (formerly called American Century VP Mid Cap Value Class II); Lincoln Financial Investments Corporation ("LFI")	1.01%[1]	7.09%	11.99%	9.71%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series Service Class (formerly called Delaware Ivy VIP Asset Strategy Class II); Delaware Management Company	0.85%[1]	13.90%	8.27%	3.48%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide capital growth and appreciation.	Macquarie VIP Energy Series Service Class (formerly called Delaware Ivy VIP Energy Class II); Delaware Management Company	1.17%[1]	4.06%	7.75%	-2.41%
Seeks total return.	MFS® Total Return Series – Service Class ; Massachusetts Financial Services Company	0.86%[1]	10.22%	8.27%	6.27%
Seeks total return.	MFS Utilities Series – Service Class ; Massachusetts Financial Services Company	1.04%[1]	-2.33%	8.05%	6.13%
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class I ; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.74%	7.98%	2.75%	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class I ; Pacific Life Fund Advisors LLC (Loomis Sayles & Company, L.P.)	0.66%	3.60%	0.61%	2.20%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.86%[1]	13.32%	13.59%	10.98%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class I ; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	1.06%[1]	12.35%	1.29%	2.06%
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class I ; Pacific Life Fund Advisors LLC (Invesco Advisers, Inc.)	1.07%	8.95%	1.93%	1.25%
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class I ; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.28%	25.93%	15.38%	11.72%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.78%[1]	17.66%	N/A	N/A
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class I ; Pacific Life Fund Advisors LLC	0.80%[1]	15.78%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class I ; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.92%	13.66%	5.79%	4.20%
Seeks long-term growth of capital.	Pacific Select Fund Focused Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (Janus Henderson Investors US LLC)	0.95%	37.96%	15.43%	13.20%
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.59%[1]	N/A	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.78%	35.55%	15.90%	12.92%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class I ; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	1.14%	3.42%	10.34%	10.87%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I ; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.90%	15.69%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class I ; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.64%	12.22%	5.03%	3.94%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class I ; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.75%	3.67%	3.17%	2.22%
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class I ; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.64%	5.74%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.95%	13.73%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class I ; Pacific Life Fund Advisors LLC (MFS Investment Management)	1.01%[1]	18.65%	10.37%	5.69%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class I ; Pacific Life Fund Advisors LLC (FIAM, LLC.)	1.15%[1]	17.23%	7.58%	4.74%
Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.	Pacific Select Fund International Value Portfolio Class I ; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	0.91%	20.20%	9.11%	3.67%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class I ; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.68%	27.06%	14.17%	10.38%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.87%[1]	45.12%	14.69%	12.07%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class I ; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.85%	14.91%	12.97%	8.78%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Managed Bond Portfolio Class I ; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.65%[1]	6.55%	1.26%	1.82%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Equity Portfolio Class I ; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.70%[1]	15.35%	11.35%	9.19%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (Delaware Investments Fund Advisers)	0.91%[1]	19.62%	14.98%	10.80%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class I ; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.94%	16.39%	13.46%	8.51%
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.93%	15.96%	9.02%	6.56%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I ; Pacific Life Fund Advisors LLC	0.85%	9.22%	3.13%	2.84%
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.89%	14.45%	8.09%	6.04%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I ; Pacific Life Fund Advisors LLC	0.87%	11.06%	4.95%	4.02%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I ; Pacific Life Fund Advisors LLC	0.88%	13.88%	6.78%	5.17%
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.59%[1]	11.68%	5.69%	4.51%
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.59%[1]	16.98%	9.67%	6.95%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.59%[1]	15.04%	7.89%	5.85%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class D ; Pacific Life Fund Advisors LLC	0.67%[1]	13.83%	7.88%	N/A
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class I ; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	0.99%[1]	13.01%	8.41%	7.29%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class I ; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.64%	4.87%	1.50%	1.25%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class I ; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	0.97%[1]	12.97%	10.21%	6.52%
Seeks capital appreciation; no consideration is given to income.	Pacific Select Fund Small-Cap Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.85%	14.20%	10.80%	7.49%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class I ; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.60%	16.20%	9.33%	6.56%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class I ; Pacific Life Fund Advisors LLC (Avantis Investors by American Century)	0.83%[1]	7.53%	8.99%	6.24%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class I ; Pacific Life Fund Advisors LLC (FIAM LLC)	1.04%[1]	53.68%	17.56%	12.18%
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class I ; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.88%[1]	9.60%	10.78%	8.19%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class I ; Pacific Life Fund Advisors LLC (American Century Investment Management, Inc.)	0.87%[1]	3.77%	7.82%	6.13%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Advisor Class ; Pacific Investment Management Company, LLC	1.13%	8.14%	3.22%	-
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class ; Pacific Investment Management Company, LLC	1.58%[1]	-7.93%	8.46%	-0.90%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Class 2 ; Franklin Advisers, Inc.	0.75%[1]	2.88%	-2.13%	-0.66%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Class S ; Van Eck Associates Corporation	1.36%	-3.84%	10.34%	-1.26%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2] As of April 26, 2024, the denoted Funds were merged from American Century Variable Portfolios, Inc. (“ACVP”) and American Century Variable Portfolios II, Inc. (“ACVP II”) into a substantially similar series and class of Lincoln Variable Insurance Products Trust (“LVIPT”). The historical performance values shown in the Fund Appendix have been carried over from the corresponding ACVP and ACVP II Funds which were merged into the denoted LVIPT Funds.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at PacificLife.com/Prospectuses. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below. Availability of Funds may vary by financial intermediary. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS American High-Income Trust Class 4 ; Capital Research and Management Company℠	0.82%[1]	12.18%	5.84%	4.15%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4 ; Capital Research and Management Company℠	0.80%	14.02%	8.92%	6.98%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 4 ; Capital Research and Management Company℠	0.78%[1]	8.75%	7.18%	-
Provide you with long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 4 ; Capital Research and Management Company℠	0.91%[1]	20.65%	10.07%	7.36%
Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 4 ; Capital Research and Management Company℠	0.98%	5.89%	-0.56%	0.12%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds IS Global Balanced Fund Class 4 ; Capital Research and Management Company℠	1.02%[1]	13.45%	7.16%	5.20%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 4 ; Capital Research and Management Company℠	0.91%[1]	22.29%	13.36%	9.30%
Provide long-term growth of capital.	American Funds IS Global Small Capitalization Fund Class 4 ; Capital Research and Management Company℠	1.16%[1]	15.79%	8.03%	5.51%
Provide growth of capital.	American Funds IS Growth Fund Class 4 ; Capital Research and Management Company℠	0.84%	38.13%	18.38%	14.07%
Seeks to provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 4 ; Capital Research and Management Company℠	0.78%	25.82%	13.08%	10.63%
Provide long-term growth of capital.	American Funds IS International Fund Class 4 ; Capital Research and Management Company℠	1.03%	15.56%	4.58%	3.15%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 4 ; Capital Research and Management Company℠	1.06%	15.66%	5.86%	3.06%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2 ; Capital Research and Management Company℠	0.90%[1]	10.23%	5.91%	4.74%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 4 ; Capital Research and Management Company℠	1.07%[1]	15.67%	8.37%	4.43%
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 4 ; Capital Research and Management Company℠	0.73%[1]	4.72%	1.62%	1.83%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 4 ; Capital Research and Management Company℠	0.76%[1]	2.62%	0.79%	1.27%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 4 ; Capital Research and Management Company℠	0.77%[1]	16.97%	12.33%	9.64%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I ; BlackRock Advisors, LLC	0.31%[1]	15.62%	8.95%	-
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III ; BlackRock Advisors, LLC	1.02%[1]	12.49%	7.39%	4.63%
Seeks long-term capital appreciation.	Fidelity VIP Contrafund® Portfolio Service Class 2 ; Fidelity Management & Research Company LLC	0.81%	33.12%	16.36%	11.33%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2 ; Fidelity Management & Research Company LLC	0.86%[1]	14.08%	8.43%	6.10%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class ; Fidelity Management & Research Company LLC	0.37%	4.79%	1.66%	1.05%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2 ; Fidelity Management & Research Company LLC	0.90%	9.18%	3.47%	3.10%
Seeks to provide total return.	First Trust Dorsey Wright Tactical Core Portfolio Class I ; First Trust Advisors L.P.	1.30%[1]	11.28%	7.15%	-
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I ; First Trust Advisors L.P.	1.19%	10.51%	7.23%	6.53%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4 ; Franklin Advisers, Inc.	0.92%[1]	14.62%	7.44%	4.64%
To maximize income while maintain prospects for capital appreciation.	Franklin Income VIP Fund Class 2 ; Franklin Advisers, Inc.	0.71%[1]	8.62%	6.98%	5.01%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund Class 2 ; Franklin Mutual Advisers, LLC	1.15%	20.31%	10.16%	5.98%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 2 ; Franklin Advisers, Inc.	0.90%[1]	12.08%	13.75%	10.23%
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund Series II ; Invesco Advisers, Inc.	1.25%[1]	20.64%	8.43%	3.57%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund Series II ; Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
Seeks capital appreciation.	Invesco V.I. Global Fund Series II ; Invesco Advisers, Inc.	1.07%	34.45%	12.02%	8.21%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II ; Invesco Advisers, Inc.	1.13%[1]	6.40%	4.66%	3.79%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund Series II ; Invesco Advisers, Inc.	1.27%	8.82%	1.85%	2.84%
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II ; Invesco Advisers, Inc.	0.96%[1]	23.18%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II ; Invesco Advisers, Inc.	0.96%[1]	36.87%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II ; Invesco Advisers, Inc.	0.96%[1]	36.03%	-	-

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II ; Invesco Advisers, Inc.	0.96%[1]	33.90%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - December Series II ; Invesco Advisers, Inc.	0.96%[1]	18.95%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - June Series II ; Invesco Advisers, Inc.	0.96%[1]	18.95%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - March Series II ; Invesco Advisers, Inc.	0.96%[1]	20.25%	-	-

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - September Series II ; Invesco Advisers, Inc.	0.96%[1]	20.05%	-	-
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares ; Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio Service Shares ; Janus Henderson Investors US LLC	0.82%[1]	5.29%	1.55%	1.66%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Portfolio Class VC ; Lord Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Total Return Portfolio Class VC ; Lord Abbett & Co. LLC	0.71%	6.34%	1.12%	1.83%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Service Class[2] (formerly called American Century VP Mid Cap Value Class II); Lincoln Financial Investments Corporation ("LFI")	1.01%[1]	7.09%	11.99%	9.71%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series Service Class (formerly called Delaware Ivy VIP Asset Strategy Class II); Delaware Management Company	0.85%[1]	13.90%	8.27%	3.48%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide capital growth and appreciation.	Macquarie VIP Energy Series Service Class (formerly called Delaware Ivy VIP Energy Class II); Delaware Management Company	1.17%[1]	4.06%	7.75%	-2.41%
Seeks total return.	MFS® Total Return Series – Service Class ; Massachusetts Financial Services Company	0.86%[1]	10.22%	8.27%	6.27%
Seeks total return.	MFS Utilities Series – Service Class ; Massachusetts Financial Services Company	1.04%[1]	-2.33%	8.05%	6.13%
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class I ; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.74%	7.98%	2.75%	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class I ; Pacific Life Fund Advisors LLC (Loomis Sayles & Company, L.P.)	0.66%	3.60%	0.61%	2.20%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.86%[1]	13.32%	13.59%	10.98%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class I ; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	1.06%[1]	12.35%	1.29%	2.06%
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class I ; Pacific Life Fund Advisors LLC (Invesco Advisers, Inc.)	1.07%	8.95%	1.93%	1.25%
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class I ; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.28%	25.93%	15.38%	11.72%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.78%[1]	17.66%	N/A	N/A
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class I ; Pacific Life Fund Advisors LLC	0.80%[1]	15.78%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class I ; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.92%	13.66%	5.79%	4.20%
Seeks long-term growth of capital.	Pacific Select Fund Focused Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (Janus Henderson Investors US LLC)	0.95%	37.96%	15.43%	13.20%
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.59%[1]	N/A	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.78%	35.55%	15.90%	12.92%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class I ; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	1.14%	3.42%	10.34%	10.87%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I ; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.90%	15.69%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class I ; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.64%	12.22%	5.03%	3.94%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class I ; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.75%	3.67%	3.17%	2.22%
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class I ; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.64%	5.74%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.95%	13.73%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class I ; Pacific Life Fund Advisors LLC (MFS Investment Management)	1.01%[1]	18.65%	10.37%	5.69%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class I ; Pacific Life Fund Advisors LLC (FIAM, LLC.)	1.15%[1]	17.23%	7.58%	4.74%
Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.	Pacific Select Fund International Value Portfolio Class I ; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	0.91%	20.20%	9.11%	3.67%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class I ; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.68%	27.06%	14.17%	10.38%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.87%[1]	45.12%	14.69%	12.07%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class I ; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.85%	14.91%	12.97%	8.78%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Managed Bond Portfolio Class I ; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.65%[1]	6.55%	1.26%	1.82%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Equity Portfolio Class I ; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.70%[1]	15.35%	11.35%	9.19%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (Delaware Investments Fund Advisers)	0.91%[1]	19.62%	14.98%	10.80%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class I ; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.94%	16.39%	13.46%	8.51%
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.93%	15.96%	9.02%	6.56%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I ; Pacific Life Fund Advisors LLC	0.85%	9.22%	3.13%	2.84%
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.89%	14.45%	8.09%	6.04%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I ; Pacific Life Fund Advisors LLC	0.87%	11.06%	4.95%	4.02%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I ; Pacific Life Fund Advisors LLC	0.88%	13.88%	6.78%	5.17%
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.59%[1]	11.68%	5.69%	4.51%
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.59%[1]	16.98%	9.67%	6.95%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I ; Pacific Life Fund Advisors LLC	0.59%[1]	15.04%	7.89%	5.85%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class D ; Pacific Life Fund Advisors LLC	0.67%[1]	13.83%	7.88%	N/A
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class I ; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	0.99%[1]	13.01%	8.41%	7.29%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class I ; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.64%	4.87%	1.50%	1.25%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class I ; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	0.97%[1]	12.97%	10.21%	6.52%
Seeks capital appreciation; no consideration is given to income.	Pacific Select Fund Small-Cap Growth Portfolio Class I ; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.85%	14.20%	10.80%	7.49%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class I ; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.60%	16.20%	9.33%	6.56%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class I ; Pacific Life Fund Advisors LLC (Avantis Investors by American Century)	0.83%[1]	7.53%	8.99%	6.24%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class I ; Pacific Life Fund Advisors LLC (FIAM LLC)	1.04%[1]	53.68%	17.56%	12.18%
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class I ; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.88%[1]	9.60%	10.78%	8.19%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class I ; Pacific Life Fund Advisors LLC (American Century Investment Management, Inc.)	0.87%[1]	3.77%	7.82%	6.13%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Advisor Class ; Pacific Investment Management Company, LLC	1.13%	8.14%	3.22%	-
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class ; Pacific Investment Management Company, LLC	1.58%[1]	-7.93%	8.46%	-0.90%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Class 2 ; Franklin Advisers, Inc.	0.75%[1]	2.88%	-2.13%	-0.66%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Class S ; Van Eck Associates Corporation	1.36%	-3.84%	10.34%	-1.26%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2] As of April 26, 2024, the denoted Funds were merged from American Century Variable Portfolios, Inc. (“ACVP”) and American Century Variable Portfolios II, Inc. (“ACVP II”) into a substantially similar series and class of Lincoln Variable Insurance Products Trust (“LVIPT”). The historical performance values shown in the Fund Appendix have been carried over from the corresponding ACVP and ACVP II Funds which were merged into the denoted LVIPT Funds.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Advisory Fees [Member]
Prospectus:
Principal Risk [Text Block]

Advisory Fees

Authorized advisory fees to pay for advisory services from your financial professional are withdrawn from your Contract Value. Such withdrawals will reduce the death benefit under the Contract, may impact the benefits offered by an optional rider, and may be subject to federal and state income taxes and a 10% federal tax penalty.

Cybersecurity and Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Insurance Company Risks [Member]
Prospectus:
Principal Risk [Text Block]

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations , guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Risks Associated with Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]

Risks Associated with Variable Investment Options

You should consider the Contract’s investment and income benefits, as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Contract, including loss of principal. You bear the risk of any Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives.

If you choose an optional living benefit rider, you must follow the investment allocation requirements for the rider during the entire time that you own the rider. Owning an optional living benefit rider may limit the Investment Options available to you and failure to follow the investment allocation requirements may result in a failure to receive the benefits under the rider. The allowable Investment

Options may seek to minimize risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Withdrawal Risks [Member]
Prospectus:
Principal Risk [Text Block]

Withdrawal Risks

This Contract may not be the right one for you if you need to withdraw money for short-term needs, because tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59 1/2 (Future Income Generation Single and Joint, Enhanced Income Select 2 Single and Joint, Enhanced Income Select Single and Joint, CoreIncome Advantage 4 Select Single and Joint) or 65 (Core Protect Plus Single and Joint, CoreIncome Advantage Select Single and Joint) years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss You can lose money by investing in the Contract, including loss of principal and previous earnings. Principal Risks of Investing in the Contract
Principal Risk [Text Block]

Risk of Loss

You can lose money by investing in this Contract, including loss of principal. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

	Principal Risks of Investing in the Contract
Principal Risk [Text Block]

Unsuitable as Short-Term Savings Vehicle

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Investment Options

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract

Appendix: Funds Available Under the Contract

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

American Funds IS American High-Income Trust Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide you with a high level of current income. Its secondary investment objective is capital appreciation.
Portfolio Company Name [Text Block]	American Funds IS American High-Income Trust Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.82%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	4.15%
American Funds IS Asset Allocation Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
American Funds IS Capital Income Builder® Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Capital Income Builder® Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.78%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]
American Funds IS Capital World Bond Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Name [Text Block]	American Funds IS Capital World Bond Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
American Funds IS Capital World Growth and Income Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide you with long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds IS Capital World Growth and Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.91%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.65%
Average Annual Total Returns, 5 Years [Percent]	10.07%
Average Annual Total Returns, 10 Years [Percent]	7.36%
American Funds IS Global Balanced Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
Portfolio Company Name [Text Block]	American Funds IS Global Balanced Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.02%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.45%
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	5.20%
American Funds IS Global Growth Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Global Growth Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.91%	[6]
Average Annual Total Returns, 1 Year [Percent]	22.29%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	9.30%
American Funds IS Global Small Capitalization Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Global Small Capitalization Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.16%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
American Funds IS Growth Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Growth Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
American Funds IS Growth-Income Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds IS Growth-Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
American Funds IS International Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS International Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
American Funds IS International Growth and Income Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds IS International Growth and Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.66%
Average Annual Total Returns, 5 Years [Percent]	5.86%
Average Annual Total Returns, 10 Years [Percent]	3.06%
American Funds IS Managed Risk Asset Allocation Fund Class P2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Portfolio Company Name [Text Block]	American Funds IS Managed Risk Asset Allocation Fund Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.90%	[6]
Average Annual Total Returns, 1 Year [Percent]	10.23%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	4.74%
American Funds IS New World Fund® Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds IS New World Fund® Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.07%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
American Funds IS The Bond Fund of America Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	American Funds IS The Bond Fund of America Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.73%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
American Funds IS U.S. Government Securities Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	American Funds IS U.S. Government Securities Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.76%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.62%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	1.27%
American Funds IS Washington Mutual Investors Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.77%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
BlackRock 60/40 Target Allocation ETF V.I. Fund Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.31%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Global Allocation V.I. Fund Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Fidelity VIP Contrafund® Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund® Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Fidelity® VIP FundsManager® 60% Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.86%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.08%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Fidelity® VIP Government Money Market Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Fidelity® VIP Strategic Income Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income. The fund may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	3.10%
First Trust Dorsey Wright Tactical Core Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	First Trust Dorsey Wright Tactical Core Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.30%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	10.51%
Average Annual Total Returns, 5 Years [Percent]	7.23%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Franklin Allocation VIP Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal.
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.92%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.62%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Franklin Income VIP Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To maximize income while maintain prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Franklin Mutual Global Discovery VIP Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Franklin Rising Dividends VIP Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	13.75%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Invesco Oppenheimer V.I. International Growth Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.64%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Invesco V.I. Balanced-Risk Allocation Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	3.79%
Invesco V.I. Equity and Income Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Both capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Invesco V.I. Global Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Invesco V.I. Global Real Estate Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return through growth of capital and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	2.84%
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	23.18%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	36.87%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	36.03%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	33.90%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco® V.I. S&P 500 Buffer Fund - December Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - December Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco® V.I. S&P 500 Buffer Fund - June Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - June Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco® V.I. S&P 500 Buffer Fund - March Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - March Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.25%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco® V.I. S&P 500 Buffer Fund - September Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - September Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Janus Henderson Balanced Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Janus Henderson Flexible Bond Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	1.66%
LVIP American Century Mid Cap Value Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.	[7]
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Service Class[2] (formerly called American Century VP Mid Cap Value Class II)	[7]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation ("LFI")	[7]
Current Expenses [Percent]	1.01%	[6],[7]
Average Annual Total Returns, 1 Year [Percent]	7.09%	[7]
Average Annual Total Returns, 5 Years [Percent]	11.99%	[7]
Average Annual Total Returns, 10 Years [Percent]	9.71%	[7]
Lord Abbett Bond Debenture Portfolio Class VC [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Lord Abbett Total Return Portfolio Class VC [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks income and capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Lord Abbett Total Return Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	1.83%
MFS® Total Return Series – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Total Return Series – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%	[6]
Average Annual Total Returns, 1 Year [Percent]	10.22%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	6.27%
MFS Utilities Series – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS Utilities Series – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%	[6]
Average Annual Total Returns, 1 Year [Percent]	(2.33%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Macquarie VIP Asset Strategy Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series Service Class (formerly called Delaware Ivy VIP Asset Strategy Class II)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	3.48%
Macquarie VIP Energy Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Macquarie VIP Energy Series Service Class (formerly called Delaware Ivy VIP Energy Class II)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.17%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.06%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	(2.41%)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.58%	[6]
Average Annual Total Returns, 1 Year [Percent]	(7.93%)
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	(0.90%)
PIMCO Income Portfolio – Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.
Portfolio Company Name [Text Block]	PIMCO Income Portfolio – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]
Pacific Select Fund Core Income Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income; capital appreciation is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Core Income Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Pacific Select Fund Diversified Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Diversified Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Loomis Sayles & Company, L.P.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	3.60%
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.20%
Pacific Select Fund Dividend Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks dividend income and long-term capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Dividend Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	10.98%
Pacific Select Fund ESG Diversified Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.78%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.66%
Pacific Select Fund ESG Diversified Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.80%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.78%
Pacific Select Fund Emerging Markets Debt Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Debt Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.06%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Pacific Select Fund Emerging Markets Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	1.25%
Pacific Select Fund Equity Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Portfolio Company Name [Text Block]	Pacific Select Fund Equity Index Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	11.72%
Pacific Select Fund Floating Rate Income Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Name [Text Block]	Pacific Select Fund Floating Rate Income Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.66%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	4.20%
Pacific Select Fund Focused Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Focused Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	37.96%
Average Annual Total Returns, 5 Years [Percent]	15.43%
Average Annual Total Returns, 10 Years [Percent]	13.20%
Pacific Select Fund Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	35.55%
Average Annual Total Returns, 5 Years [Percent]	15.90%
Average Annual Total Returns, 10 Years [Percent]	12.92%
Pacific Select Fund Health Sciences Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Health Sciences Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	3.42%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Pacific Select Fund Hedged Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Hedged Equity Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.69%
Pacific Select Fund High Yield Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Name [Text Block]	Pacific Select Fund High Yield Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	12.22%
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	3.94%
Pacific Select Fund Inflation Managed Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Inflation Managed Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Pacific Select Fund Intermediate Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Pacific Select Fund Intermediate Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.74%
Pacific Select Fund International Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund International Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Pacific Select Fund International Large-Cap Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund International Large-Cap Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.01%	[6]
Average Annual Total Returns, 1 Year [Percent]	18.65%
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Pacific Select Fund International Small-Cap Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund International Small-Cap Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM, LLC.
Current Expenses [Percent]	1.15%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Pacific Select Fund International Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Portfolio Company Name [Text Block]	Pacific Select Fund International Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	20.20%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	3.67%
Pacific Select Fund Large-Cap Core Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Core Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	27.06%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	10.38%
Pacific Select Fund Large-Cap Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital; current income is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM, LLC
Current Expenses [Percent]	0.87%	[6]
Average Annual Total Returns, 1 Year [Percent]	45.12%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	12.07%
Pacific Select Fund Large-Cap Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital; current income is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.91%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Pacific Select Fund Managed Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Managed Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Pacific Select Fund Mid-Cap Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Equity Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.70%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]	9.19%
Pacific Select Fund Mid-Cap Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.91%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.62%
Average Annual Total Returns, 5 Years [Percent]	14.98%
Average Annual Total Returns, 10 Years [Percent]	10.80%
Pacific Select Fund Mid-Cap Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	16.39%
Average Annual Total Returns, 5 Years [Percent]	13.46%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class D [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class D
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.67%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high, long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[6]
Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term growth of capital with low, current income.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.98%
Average Annual Total Returns, 5 Years [Percent]	9.67%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	5.85%
Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high, long-term capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.96%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	6.56%
Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	2.84%
Pacific Select Fund Portfolio Optimization Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term capital appreciation with low, current income.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	14.45%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.88%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	5.17%
Pacific Select Fund Real Estate Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Real Estate Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors LLC
Current Expenses [Percent]	0.99%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Pacific Select Fund Short Duration Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income; capital appreciation is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Short Duration Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	1.25%
Pacific Select Fund Small-Cap Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Equity Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Pacific Select Fund Small-Cap Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation; no consideration is given to income.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	10.80%
Average Annual Total Returns, 10 Years [Percent]	7.49%
Pacific Select Fund Small-Cap Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of an index of small-capitalization companies.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Index Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	16.20%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	6.56%
Pacific Select Fund Small-Cap Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Avantis Investors by American Century
Current Expenses [Percent]	0.83%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Pacific Select Fund Technology Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Technology Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.04%	[6]
Average Annual Total Returns, 1 Year [Percent]	53.68%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Pacific Select Fund Value Advantage Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term total return from a combination of income and capital gains
Portfolio Company Name [Text Block]	Pacific Select Fund Value Advantage Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.88%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.60%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Pacific Select Fund Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.87%	[6]
Average Annual Total Returns, 1 Year [Percent]	3.77%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Templeton Global Bond VIP Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
VanEck VIP Global Resources Fund Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(3.84%)
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	(1.26%)
CoreIncome Advantage 4 Select (Joint) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	CoreIncome Advantage 4 Select (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Name of Benefit [Text Block]	CoreIncome Advantage 4 Select (Joint)
CoreIncome Advantage 4 Select (Single) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Name of Benefit [Text Block]	CoreIncome Advantage 4 Select (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Name of Benefit [Text Block]	CoreIncome Advantage 4 Select (Single)
CoreIncome Advantage Select (Joint) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Name of Benefit [Text Block]	CoreIncome Advantage Select (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● Owners/Annuitants must be the Designated Lives, and both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Loans are not allowed while rider is in effect.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 65.

● Taking a withdrawal before the youngest Designated Life is age 65 or a withdrawal that exceeds the annual withdrawal amount after the youngest Designated Life is age 65 may adversely affect the benefits provided, including failure to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

	● Benefit and benefit chargesterminate upon annuitization.
Name of Benefit [Text Block]	CoreIncome Advantage Select (Joint)
CoreIncome Advantage Select (Single) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	CoreIncome Advantage Select (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● The Owner/Annuitant must be the Designated Life and be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Loans are not allowed while rider is in effect.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 65.

● Taking a withdrawal before 65 or a withdrawal that exceeds the annual withdrawal amount after 65 may adversely affect the benefits provided, including failure to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	CoreIncome Advantage Select (Single)
Core Protect Plus (Joint) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Name of Benefit [Text Block]	Core Protect Plus (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● On or after age 65, Lifetime withdrawals are available once the benefit balance is reduced to zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Name of Benefit [Text Block]	Core Protect Plus (Joint)
Core Protect Plus (Single) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Name of Benefit [Text Block]	Core Protect Plus (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● On or after age 65, Lifetime withdrawals are available once the benefit balance is reduced to zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Name of Benefit [Text Block]	Core Protect Plus (Single)
Death Benefit Amount [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Death Benefit Amount
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value or total Purchase Payments adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Poor investment performance could reduce the death benefit amount.

● Withdrawals (including withdrawals to pay advisory fees) will reduce the death benefit amount and adjust the total amount of Purchase Payments on a pro rata basis. The reduction may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization.

Name of Benefit [Text Block]	Death Benefit Amount
Dollar Cost Averaging [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to transfer between Variable Investment Options in a series of regular purchases instead of in a single purchase which allows you to average the purchase prices over time, and may permit a “smoothing” of abrupt peaks and drops in price.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Amounts can only be transferred to one or more Variable Investment Options. ● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date
Name of Benefit [Text Block]	Dollar Cost Averaging
Earnings Sweep [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Earnings Sweep
Purpose of Benefit [Text Block]	Allows you to automatically transfer your earnings from the Fidelity VIP Government Money Market to one or more Variable Investment Options.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Transfers can occur monthly, quarterly, semi-annually, or annually.

● Can only have one earnings sweep program in effect at one time.

● If withdrawals occur during a period, we will assume that the withdrawal was taken from earnings and will reduce the amount transferred during the period.

Name of Benefit [Text Block]	Earnings Sweep
Enhanced Income Select 2 (Joint) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[8]
Name of Benefit [Text Block]	Enhanced Income Select 2 (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[8]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount from the prior Contract Year may only be carried over to the next year.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Enhanced Income Select 2 (Joint)
Enhanced Income Select 2 (Single) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[8]
Name of Benefit [Text Block]	Enhanced Income Select 2 (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[8]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused annual allowable annual withdrawal amount from the prior Contract Year may be carried over only to the next year.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Enhanced Income Select 2 (Single)
Enhanced Income Select (Joint) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Name of Benefit [Text Block]	Enhanced Income Select (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Name of Benefit [Text Block]	Enhanced Income Select (Joint)
Enhanced Income Select (Single) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Name of Benefit [Text Block]	Enhanced Income Select (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Name of Benefit [Text Block]	Enhanced Income Select (Single)
Future Income Generator (Joint) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[8]
Name of Benefit [Text Block]	Future Income Generator (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of marketperformance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[8]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Future Income Generator (Joint)
Future Income Generator (Single) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[8]
Name of Benefit [Text Block]	Future Income Generator (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[8]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Future Income Generator (Single)
Guaranteed Protection Advantage 3 Select [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Name of Benefit [Text Block]	Guaranteed Protection Advantage 3 Select
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if theContract Value is less than the protected amount at the end of a 10-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● Must follow investment allocation

requirements.

● You may only have one guaranteed minimum accumulation benefit in effect at the same time.

● The protected amount is only increased by additional purchase payments made in the first year of a term; withdrawals will reduce the protected amount on a pro rata basis.

● Can step-up the protected amount starting on the third benefit anniversary.

● There is a chance that at the end of a term, no additional amount will be added to the Contract Value.

Name of Benefit [Text Block]	Guaranteed Protection Advantage 3 Select
Income Access Select [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Name of Benefit [Text Block]	Income Access Select
Purpose of Benefit [Text Block]	This benefit focuses on providing withdrawals benefits, regardless of market performance, until a protected amount is zero. Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Does not provide lifetime withdrawal benefits.

● Must follow investment allocation requirements.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Name of Benefit [Text Block]	Income Access Select
Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, and 20% Buffer [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Name of Benefit [Text Block]	Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, and 20% Buffer
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 10-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 10 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 10 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, and 20% Buffer
Investment Guard (10-Year Option) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Investment Guard (5-Year Option) – 10% Buffer [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Name of Benefit [Text Block]	Investment Guard (5-Year Option) – 10% Buffer
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 5-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● May choose only one Buffer Percentage and cannot change during the Term of the rider.

● Age of the Owner and Annuitant on

the date of purchase is lesser of 85 years or 5 years from the maximum annuitization age at time of purchase.

● The rider’s effective date is at least 5 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Investment Guard (5-Year Option) – 10% Buffer
Investment Guard (5-Year Option) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Investment Guard (7-Year Option) – 10% Buffer and 15% Buffer [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Name of Benefit [Text Block]	Investment Guard (7-Year Option) – 10% Buffer and 15% Buffer
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 7-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 7 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 7 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Investment Guard (7-Year Option) – 10% Buffer and 15% Buffer
Investment Guard (7-Year Option) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Loan Interest Rate (net) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[9]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[9]
Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.
Brief Restrictions / Limitations [Text Block]

● Not available to all Contract Owners.

● You may have only one loan outstanding at any time.

● The minimum loan amount is $1,000, subject to certain state limitations.

● The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

● Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Name of Benefit [Text Block]	Loans
Portfolio Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Rebalancing can be made quarterly, semi-annually, or annually. ● Only available prior to the Annuity Date. ● Only Variable Investment Options are available for rebalancing.
Name of Benefit [Text Block]	Portfolio Rebalancing
Protected Investment Benefit (10 Year Option) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Name of Benefit [Text Block]	Protected Investment Benefit (10 Year Option)
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 10-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● Age of the Owner and Annuitant on the date of purchase is 85 or younger.

● The rider’s effective date is at least 10 years before your selected Annuity Date.

● Amount protected is 105% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value and may reduce the benefit provided.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● There is a chance at the end of a term, no additional amount will be added to the Contract Value.

● May not voluntarily terminate the rider.

	● Benefit and benefit charges terminate upon annuitization.
Name of Benefit [Text Block]	Protected Investment Benefit (10 Year Option)
Protected Investment Benefit (5 Year Option) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Name of Benefit [Text Block]	Protected Investment Benefit(5 Year Option)
Purpose of Benefit [Text Block]	This benefit may add an additionalamount to the Contract Value if the Contract Value is less than the protected amount at the end of a 5-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	● No longer available for purchase/.

● Age of the Owner and Annuitant on the date of purchase is 85 or younger.

● The rider’s effective date is at least 5 years before your selected Annuity Date.

● Amount protected is 90% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value and may reduce the benefit provided.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● There is a chance that at the end of a term, no additional amount will be added to the Contract Value.

● May not voluntarily terminate the rider.

	● Benefit and benefit charges terminate upon annuitization.
Name of Benefit [Text Block]	Protected Investment Benefit(5 Year Option)
Stepped-Up Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Name of Benefit [Text Block]	Stepped-Up Death Benefit
Purpose of Benefit [Text Block]	This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this benefit. Provides for step-ups to increase the death benefit amount under this benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]

● Available only at contract purchase.

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Step-ups stop on the Contract Anniversary prior to the oldest owner or annuitant reaching age 81.

● All Owners and Annuitants must be 75 or younger on the Contract Date.

● This benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Name of Benefit [Text Block]	Stepped-Up Death Benefit

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.
[2]	As a percentage of Fund net assets.
[3]	As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily Variable Account Value (for Stepped-Up Death Benefit).
[4]	If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.
[5]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
[6]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[7]	As of April 26, 2024, the denoted Funds were merged from American Century Variable Portfolios, Inc. (“ACVP”) and American Century Variable Portfolios II, Inc. (“ACVP II”) into a substantially similar series and class of Lincoln Variable Insurance Products Trust (“LVIPT”). The historical performance values shown in the Fund Appendix have been carried over from the corresponding ACVP and ACVP II Funds which were merged into the denoted LVIPT Funds.
[8]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
[9]	As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans